Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information

24. Segment Information

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

In 2021, the Group acquired controlling interests in Wuhan Miracle, which is mainly engaged in the research and development, production, sales and agency of laser and other optoelectronic medical equipment, and it became a consolidated subsidiary of the Group. As a result of this acquisition, the Group changed its internal organizational structure and separated its businesses into the So-Young segment and Wuhan Miracle segment. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of comprehensive income/(loss) or consolidated statements of cash flows.

24. Segment Information (Continued)

The following tables present a summary of the Group’s operating segment results for the years ended December 31, 2021, 2022 and 2023, The Group does not allocate any assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues:
So-Young	1,580,507	1,017,170	1,230,583
Wuhan Miracle	111,956	242,339	268,756
Total	1,692,463	1,259,509	1,499,339
Elimination	—	(1,635)	(1,310)
Consolidated total revenues	1,692,463	1,257,874	1,498,029

Cost of revenues:
So-Young	(249,767)	(259,940)	(404,375)
Wuhan Miracle	(78,142)	(134,369)	(140,635)
Total	(327,909)	(394,309)	(545,010)
Elimination	20	1,017	674
Consolidated total cost of revenues	(327,889)	(393,292)	(544,336)

Gross profit:
So-Young	1,330,740	757,230	826,208
Wuhan Miracle	33,814	107,970	128,121
Total	1,364,554	865,200	954,329
Elimination	20	(618)	(636)
Consolidated gross profit	1,364,574	864,582	953,693

The following table set forth the breakdown of net revenues by type of good or service for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
So-Young:
Information services and others	1,304,455	870,166	1,063,178
Reservation services	276,052	128,668	101,313
Sales of medical products and maintenance services	—	18,336	66,092
Wuhan Miracle:
Sales of medical products and maintenance services	111,956	242,339	268,756
Elimination	—	(1,635)	(1,310)
Total revenues	1,692,463	1,257,874	1,498,029

24. Segment Information (Continued)

The following table presents the depreciation expenses of property and equipment in cost of revenues by segment for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
So-Young	2,559	3,676	5,955
Wuhan Miracle	550	1,855	1,220
Total depreciation expenses of property and equipment	3,109	5,531	7,175

The following table presents the amortization expenses of intangible assets in cost of revenues by segment for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
So-Young	7,907	9,649	9,532
Wuhan Miracle	5,647	12,667	12,667
Total amortization expense of Intangible assets	13,554	22,316	22,199